Recently Issued International Financial Reporting Standards (Tables)	6 Months Ended
Jun. 30, 2018
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Condensed Consolidated Statements of Financial Information

The following financial statement line items have been shown to reflect the adjustments recognized for each individual line item in the Company’s respective consolidated statements for the period noted:

Condensed Consolidated Statement of Profit or Loss and Comprehensive Loss

	Three months ended June 30, 2017 (As originally presented)	IFRS 15 Adoption	Three months ended June 30, 2017 Restated
	(euros in thousands)
Revenue	4,027	2,210	6,237
Operating result	(10,162)	2,210	(7,952)
Total comprehensive loss for the period	(21,798)	2,210	(19,588)
Basic (and diluted) loss per share	(1.12)	0.11	(1.01)

	Six months ended June 30, 2017 (As originally presented)	IFRS 15 Adoption	Six months ended June 30, 2017 Restated
	(euros in thousands)
Revenue	6,313	3,808	10,121
Operating result	(20,928)	3,808	(17,120)
Total comprehensive loss for the period	(43,114)	3,808	(39,306)
Basic (and diluted) loss per share	(2.27)	0.20	(2.07)

Condensed Consolidated Statement of Financial Position

	December 31, 2017 As originally presented	IFRS 15 Adoption	December 31, 2017 Restated
	(euros in thousands)
Accumulated loss	(167,480)	8,705	(158,775)
Deferred revenue, non-current	130,195	(17,644)	112,551
Deferred revenue	6,996	8,939	15,935

Condensed Consolidated Statement of Cash Flows

	June 30, 2017 As originally presented	IFRS 15 Adoption	June 30, 2017 Restated
	(euros in thousands)
Result after taxation	(43,132)	3,808	(39,324)
Changes in working capital:
Deferred revenue	(3,091)	(3,808)	(6,899)